Finance Receivables Held for Sale (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)		$ 793	$ 202
Finance receivables held for sale originated as held for investment		60	62	$ 0
Finance receivables transferred from held for investment to held for sale	$ 608		6,700	18
Cost of mortgages sold			6,400	18
Net gain on sales of real estate loans and related trust assets		0	648	0
Mortgage loans on real estate, holdback provision receivable		5	64
Loans and Leases Receivable Gain Loss on Sales Net of Impairment Recorded on Reclassification To Held for Sale				(2)
Finance Receivables Held For Sale Originated as Held-for-investment		0	0	$ 0
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net gain on sales of real estate loans and related trust assets			648
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Asset Impairment Charges		$ 1	21
Fair Value, Measurements, Nonrecurring [Member] | finance receivables Loans Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Asset Impairment Charges			$ 7